Details of dividends recognized as distributions to stockholders (Details) - KRW (₩) ₩ / shares in Units, ₩ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Details of dividends recognized as distributions to stockholders [Line Items]
Total number of shares issued and outstanding		533,376,758
Common stocks
Details of dividends recognized as distributions to stockholders [Line Items]
Total number of shares issued and outstanding		516,599,554	474,199,587
Par value per share in won		₩ 5,000	₩ 5,000
Common stocks:
Dividend per share in won		₩ 1,500	₩ 1,850
Dividends	[1]	₩ 773,839	₩ 851,587
Preferred stocks:
Dividend rate per share (%)		30.00%	37.00%
Preferred stocks
Details of dividends recognized as distributions to stockholders [Line Items]
Total number of shares issued and outstanding		17,482,000	17,482,000
Par value per share in won		₩ 5,000	₩ 5,000
Preferred stocks:
Dividend per share in won		₩ 1,716	₩ 1,850
Dividends		₩ 29,999	₩ 32,342
Dividend rate per share (%)		34.30%	37.00%

[1]	Dividends on own shares held by the Group are excluded.